DEBT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
DEBT [Text Block]

17. DEBT

	As at December 31,
	2021	2020
Current:
Lease liabilities (c)	9,625	8,094
Secured equipment loans (d)	6,539	7,536
Lease related obligations (e)	2,141	1,987
	18,305	17,617
Long-term:
Senior secured notes (a)	497,388	313,965
Other financing fees (b)	(1,352)	-
Lease liabilities (c)	6,067	11,829
Secured equipment loans (d)	6,025	12,536
Lease related obligations (e)	5,316	7,457
	513,444	345,787
Total debt	531,749	363,404

(a) Senior secured notes

On February 10, 2021, the Company completed an offering of US$400 million aggregate principal amount of senior secured notes (the "2026 Notes"). The 2026 Notes mature on February 15, 2026 and bear interest at an annual rate of 7.0%, payable semi-annually on February 15 and August 15. A portion of the proceeds were used to redeem the outstanding US$250 million 8.75% Senior Secured Notes (the "2022 Notes") due on June 15, 2022. The remaining proceeds, net of transaction costs, call premium and accrued interest, of approximately $167 million (US$131 million) are available for capital expenditures, including at its Florence Copper project and Gibraltar mine, working capital and for general corporate purposes.

The 2026 Notes are secured by liens on the shares of Taseko's wholly-owned subsidiary, Gibraltar Mines Ltd., and the subsidiary's rights under the joint venture agreement relating to the Gibraltar mine, as well as the shares of Curis Holdings (Canada) Ltd. and Florence Holdings Inc. The 2026 Notes are guaranteed by each of Taseko's existing and future restricted subsidiaries. The 2026 Notes also allow for up to US$145 million of first lien secured debt to be issued and up to US$50 million of debt for equipment financing, all subject to the terms of the note indenture. The Company is also subject to certain restrictions on asset sales, issuance of preferred stock, dividends and other restricted payments. However, there are no maintenance covenants with respect to the Company's financial performance.

The Company may redeem some or all of the 2026 Notes at any time on or after February 15, 2023, at redemption prices ranging from 103.5% to 100%, plus accrued and unpaid interest to the date of redemption. Prior to February 15, 2023, all or part of the notes may be redeemed at 100%, plus a make-whole premium, plus accrued and unpaid interest to the date of redemption. Until February 15, 2023, the Company may redeem up to 10% of the aggregate principal amount of the notes, at a redemption price of 103%, plus accrued and unpaid interest to the date of redemption. In addition, until February 15, 2023, the Company may redeem up to 40% of the aggregate principal amount of the notes, in an amount not greater than the net proceeds of certain equity offerings, at a redemption price of 107%, plus accrued and unpaid interest to the date of redemption. On a change of control, the 2026 Notes are redeemable at the option of the holder at a price of 101%.

The settlement of the 2022 Notes resulted in finance expenses as further described in Note 9.

(b) Revolving Credit Facility

On October 6, 2021, the Company closed a secured US$50 million revolving credit facility (the "Facility"). The Facility is secured by first liens against Taseko's rights under the Gibraltar joint venture, as well as, the shares of Gibraltar Mines Ltd., Curis Holdings (Canada) Ltd., and Florence Holdings Inc. The Facility matures on April 3, 2025 and is extendable annually thereafter. The Facility will be available for capital expenditures, working capital and general corporate purposes. Amounts outstanding under the facility bear interest at LIBOR plus an applicable margin and have a standby fee of 1.125%.

The Facility has customary covenants for a revolving credit facility. Financial covenants include a requirement for the Company to maintain a leverage ratio, an interest coverage ratio, a minimum tangible net worth and a minimum liquidity amount as defined under the Facility. The Company was in compliance with these covenants as at December 31, 2021.

(c) Lease liabilities

Lease liabilities include the Company's outstanding lease liabilities under IFRS 16. At December 31, 2021, the net carrying amount of leased assets was $28,823 (2020: $32,449). The lease liabilities have monthly repayment terms ranging between 12 and 84 months and with interest rates between 1.2% and 11.9%.

(d) Secured equipment loans

The equipment loans are secured by some of the existing mobile mining equipment at the Gibraltar mine and commenced between June, 2018 and August of 2019 with monthly repayment terms ranging between 48 and 60 months and with interest rates ranging between 5.2% to 6.4%.

(e) Lease related obligations

Lease related obligations relate to a lease arising under a sale leaseback transaction on certain items of equipment at the Gibraltar mine. The lease commenced in June 2019 and has a term of 54 months. At the end of the lease term, the Company has an option to renew the term, an option to purchase the equipment at fair market value or option to return the equipment. The lease contains a fixed price early buy-out option exercisable at the end of 48 months.

(f) Debt continuity

The following schedule shows the continuity of total debt for the years ended December 31, 2021 and 2020:

	As at December 31,
	2021	2020
Total debt as at January 1	363,404	373,485
Settlement of 2022 Notes	(317,225)	-
Foreign exchange gain	(1,075)	-
Write-off of deferred financing charges	4,025	-
Issuance of 2026 Notes	507,560	-
Deferred financing charges	(12,913)	-
Lease additions	6,042	8,131
Lease liabilities and equipment loans repayments	(19,737)	(14,362)
Unrealized foreign exchange gain	(488)	(6,541)
Amortization of deferred financing charges	2,156	2,691
Total debt as at December 31	531,749	363,404